Condensed Consolidated Balance Sheets Unaudited (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares
Allowance for doubtful accounts receivable | ¥
Accounts and notes payable	473,936	517,878
Accrued expenses and other liabilities-current portion	¥ 138,854	¥ 157,043
Common Class A [Member]
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	95,171,125	99,200,641
Common stock, shares outstanding | shares	95,171,125	99,200,641
Common Class B [Member]
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	102,674,548	102,764,548
Common stock, shares outstanding | shares	102,674,548	102,764,548
Variable Interest Entity, Primary Beneficiary [Member]
Accounts and notes payable | ¥	¥ 26	¥ 26
Accrued expenses and other liabilities-current portion | ¥	203	5,853
Nonrelated Party [Member]
Allowance for doubtful accounts receivable | ¥	5,334	6,750
Related Party [Member]
Allowance for doubtful accounts receivable | ¥
Allowance for doubtful other accounts receivable | ¥